UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2007

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    State Street Research & Management Company
Address: One Financial Center
         Boston, MA 02111-2690


13F File Number: 028-04376


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Denis Molleur
Title: Attorney-In-Fact
Phone: 609-282-2382

Signature, Place and Date of Signing:



_________________________________________________________________
/s/ Denis Molleur  Plainsboro, New Jersey 08536  October 23, 2007

*Signed pursuant to Power Of Attorney dated
December 15, 2006, included as attachment to this Form 13F-NT filed with the Securities and Exchange Commission by State Street
Research& Management Company.

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-05703          BlackRock, Inc.